Aug. 06, 2019
SUPPLEMENT DATED APRIL 1, 2020

TO THE PROSPECTUS

DATED AUGUST 6, 2019,

AS AMENDED JANUARY 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar U.S. Equity Fund

Morningstar International Equity Fund

Morningstar Global Income Fund

Morningstar Total Return Bond Fund

Morningstar Municipal Bond Fund

Morningstar Defensive Bond Fund

Morningstar Multisector Bond Fund

Morningstar Unconstrained Allocation Fund

Morningstar Alternatives Fund

(each, a “Fund”)

This supplement provides additional information to the Funds’ Prospectus dated August 6, 2019, as amended January 31, 2020, and should be read in conjunction with such Prospectus.

1.
“Stock Market/Company Risk” under the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar U.S. Equity Fund, Morningstar International Equity Fund, Morningstar Global Income Fund, Morningstar Multisector Bond Fund, Morningstar Unconstrained Allocation Fund and Morningstar Alternatives Fund is hereby removed and replaced with the following:

Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

2.
The following risk language is hereby added to the “Principal Risks” section of the Summary Section of the Prospectus for the Morningstar Total Return Bond Fund, Morningstar Municipal Bond Fund and Morningstar Defensive Bond Fund:

Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, terrorism, conflicts or social unrest) may disrupt US and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.